Average Annual Total Returns - Cutler Equity Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent		12.51%	9.77%	9.37%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.06%	8.34%	8.11%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.48%	7.56%	7.38%
Standard & Poor’s 500 Index (S&P 500® Index) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	14.53%	13.10%
Standard & Poor’s 500 Value Index (S&P 500® Value Index) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	12.29%	10.49%	10.01%

[1]	The S&P 500® Index is a market capitalization weighted index of 500 large U.S. companies chosen for market size, liquidity and industry group representation and includes reinvested dividends. The index is unmanaged and is widely used as a barometer of U.S. stock market performance. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.
[2]	The S&P 500® Value Index measures value stocks using three factors: the ratios of book value, earnings, and sales to price. Constituents are drawn from the S&P 500® Index. The index is unmanaged. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.